CONDENSED CONSOLIDATED BALANCE SHEETS - CANTOR PARTNERS II, INC. - USD ($)	Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Current Assets:
Cash	$ 1	$ 1
Total Assets	1	1
Current Liabilities:
Total Liabilities	0	0
Shareholders’ Deficit:
Ordinary shares	1	1
Total Stockholder’s Equity/Deficit	1	1
Total liabilities, mezzanine equity and stockholders’ equity/deficit	1	1
CANTOR EQUITY PARTNERS II, INC.
Current Assets:
Cash	25,000	25,000		$ 0
Prepaid Expense, Current	208,750	145,000		0
Total current assets	233,750	170,000		0
Assets held in Trust Account – U.S. government debt securities	248,753,164	246,617,353		0
Deferred offering costs		0		106,544
Other assets	12,497	48,747		0
Total Assets	248,999,411	246,836,100		106,544
Current Liabilities:
Accrued expenses	2,545,137	1,244,876		94,586
Note payable – related party	604,841	397,381		79,900
Total Current Liabilities	3,149,978	1,642,257		174,486
Forward sale securities liability	2,983,500	4,608,560		0
Total Liabilities	6,133,478	6,250,817		174,486
Commitments and Contingencies
Shareholders’ Deficit:
Preference shares	0	0		0
Additional paid-in capital	0	0		24,400
Accumulated deficit	(9,510,200)	(9,770,799)		(92,942)
Accumulated other comprehensive income	22,287	138,047		0
Total Stockholder’s Equity/Deficit	(9,487,255)	(9,632,094)		(67,942)
Total liabilities, mezzanine equity and stockholders’ equity/deficit	248,999,411	246,836,100		106,544
CANTOR EQUITY PARTNERS II, INC. | Class A
Current Liabilities:
Class A ordinary shares subject to possible redemption	252,353,188	250,217,377		0
Shareholders’ Deficit:
Ordinary shares	58	58		0
CANTOR EQUITY PARTNERS II, INC. | Class B
Shareholders’ Deficit:
Ordinary shares	$ 600	$ 600	[1]	$ 600	[1]

[1]	The number of shares and the amount have been retroactively adjusted to reflect the capitalization of the Company in the form of the issuance of 1,000,000 Class B ordinary shares on May 1, 2025 (See Note 7).